Condensed Financial Information of the Company - Consolidated Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets
Cash and cash equivalents	¥ 1,583,926	$ 248,553	¥ 1,299,658
Short-term investments	262,813	41,241	360,803
Prepayments and other current assets	479,329	75,217	835,694
Due from subsidiaries and related parties	101,333	15,901	224,323
Total current assets	2,598,487	407,760	2,946,861
Non-current assets
Long-term investments	1,994,397	312,964	2,409,726
Other non-current assets	102,688	16,112	105,479
Total non-current assets	2,379,831	373,445	2,666,622
Total assets	4,978,318	781,205	5,613,483
Current liabilities
Accrued expenses and other current liabilities	1,137,348	178,475	1,390,042
Due to subsidiaries and related parties	37,760	5,925	48,938
Income tax payable	43,907	6,890	27,505
Total current liabilities	1,353,894	212,455	1,572,317
Deferred tax liabilities	58,564	9,190	60,502
Other non-current liabilities	205,717	32,281	192,272
Total non-current liabilities	264,281	41,471	252,774
Total liabilities	1,618,175	253,926	1,825,091
Shareholders' equity
Additional paid-in capital	2,685,544	421,420	2,726,619
Retained earnings	505,085	79,259	857,188
Accumulated other comprehensive income	88,262	13,850	163,340	¥ 337,773	¥ 249,304
Total shareholders' equity	3,279,126	514,566	3,747,381
Total liabilities and shareholders' equity	4,978,318	781,205	5,613,483
Common Class A [Member]
Shareholders' equity
Ordinary shares	79	12	78
Common Class B [Member]
Shareholders' equity
Ordinary shares	156	25	156
Parent Company [Member]
Current assets
Cash and cash equivalents	20,401	3,201	18,243
Short-term investments			0
Prepayments and other current assets	147,396	23,130	131,128
Due from subsidiaries and related parties	3,124,311	490,273	1,429,987
Total current assets	3,292,108	516,604	1,579,358
Non-current assets
Long-term investments	446,969	70,139	492,714
Investment in subsidiaries	897,699	140,869	2,625,791
Other non-current assets	2,881	450
Total non-current assets	1,347,549	211,458	3,118,505
Total assets	4,639,657	728,062	4,697,863
Current liabilities
Accrued expenses and other current liabilities	19,110	2,999	22,893
Due to subsidiaries and related parties	1,159,795	181,997	754,136
Income tax payable	11,997	1,883	2,769
Total current liabilities	1,190,902	186,879	779,798
Deferred tax liabilities	40,908	6,419	39,830
Other non-current liabilities	128,721	20,199	130,854
Total non-current liabilities	169,629	26,618	170,684
Total liabilities	1,360,531	213,497	950,482
Shareholders' equity
Additional paid-in capital	2,685,544	421,420	2,726,619
Retained earnings	505,085	79,259	857,188
Accumulated other comprehensive income	88,262	13,850	163,340
Total shareholders' equity	3,279,126	514,565	3,747,381
Total liabilities and shareholders' equity	4,639,657	728,062	4,697,863
Parent Company [Member] | Common Class A [Member]
Shareholders' equity
Ordinary shares	79	12	78
Parent Company [Member] | Common Class B [Member]
Shareholders' equity
Ordinary shares	¥ 156	$ 24	¥ 156